Accrued Expenses (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Short-term Debt [Line Items]
Accrued professional fees	$ 72,000	$ 81,000	$ 25,000
Accrued payroll	26,000	26,000	64,000
Accrued vacation	88,000	76,000
Accrued severance			42,000
Accrued expense report	21,000	29,000
Accrued consulting			50,000
Accrued board of directors fees	13,000
Accrued taxes		7,000
Accrued other	12,000	12,000	1,000
Accrued liabilities owed by Parent - reimbursable under Contribution Agreement	35,000	35,000	204,000
Total accrued expenses	$ 267,000	$ 266,000	$ 386,000